Pilot plant	6 Months Ended
Dec. 31, 2022
Pilot plant
Pilot plant
6.	Pilot plant

As at December 31, 2022, the carrying value of the pilot plant is summarized as follows:

$
Balance at June 30, 2021	12,338,741
Additions	1,929,020
Amortisation	(13,355,544)
Effect of movement in foreign exchange rates	72,840
Balance at June 30, 2022	985,057
Amortisation	(205,636)
Effect of movement in foreign exchange rates	33,219
Balance at December 31, 2022	812,640

6.	Pilot plant – continued

Pilot plant operations costs are comprised of the following:

	Three months ended		Six months ended
	December 31,		December 31,
	2022	2021	2022	2021
Internet	$2,625	$2,757	$5,465	$5,528
Personnel	1,733,175	770,870	3,042,447	1,711,397
Reagents	149,138	387,136	584,467	759,511
Repairs and maintenance	1,708	117,462	8,959	185,023
Supplies	931,692	297,978	1,682,226	651,049
Testwork	237,651	274,729	559,606	385,463
Office trailer rental	7,146	8,000	19,543	15,599
Utilities	36,355	101,650	72,330	605,458
Foreign exchange	-	(15,818)	-	(37,822)
Total pilot plant operations costs	3,099,490	1,944,764	5,975,043	4,281,206